Operating segments (Details 1) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Total non-current assets	[1]	€ 15,889	€ 9,524
Revenue		4,495	2,042	€ 416
United States
Operating segments
Total non-current assets		5,925	0
Revenue		980	0	0
United Kingdom
Operating segments
Total non-current assets		4,372	4,170
Revenue		1,184	576	0
Germany
Operating segments
Total non-current assets		1,231	1,260
Revenue		567	374	205
Canada
Operating segments
Total non-current assets		1,129	1,069
Revenue		654	404	0
Netherlands
Operating segments
Total non-current assets		17	18
Revenue		234	174	119
Brazil (associate)
Operating segments
Total non-current assets		1,517	1,575
Rest of the world
Operating segments
Total non-current assets		1,698	1,432
Revenue		€ 876	€ 514	€ 92

[1]	Comprises non-current assets excluding financial instruments and deferred tax assets